OPERATING COSTS	12 Months Ended
Sep. 30, 2020
Operating Costs and Expenses [Abstract]
OPERATING COSTS
7. OPERATING COSTS
Operating costs include all direct costs incurred in the operation of the leased properties.

	For the years ended September 30,
	2018	2019	2020
Rental cost	664,732	975,342	813,773
Depreciation expenses	145,768	207,814	256,056
Personnel cost	21,092	23,698	77,392
Cost for value-added services and others	66,367	98,138	56,194

Total	897,959	1,304,992	1,203,415